Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning, Balance at Dec. 31, 2010	$ 4,599	$ 358,424		$ (353,825)
Beginning Balance, Shares at Dec. 31, 2010		172,304,235
Issuance of common stock in a private offering, net of issuance costs	4,349	4,349
Issuance of common stock in a private offering, net of issuance costs, Shares	25,000,000	25,000,000
Issuance of common stock under the employee stock purchase plan	113	113
Issuance of common stock under the employee stock purchase plan, Shares		885,533
Issuance of warrants for common stock	403	403
Stock-based compensation	533	533
Issuance of restricted stock awards, Shares		1,091,448
Reversal of restricted stock award due to cancellation and forfeiture, Shares		(450,000)
Net loss	(9,309)			(9,309)
Unrealized gain/loss on available-for-sale investments	1		1
Ending, Balance at Dec. 31, 2011	689	363,822	1	(363,134)
Ending Balance, Shares at Dec. 31, 2011		198,831,216
Issuance of common stock in a private offering, net of issuance costs	5,547	5,547
Issuance of common stock in a private offering, net of issuance costs, Shares	50,000,000	50,000,000
Issuance of common stock under the employee stock purchase plan	77	77
Issuance of common stock under the employee stock purchase plan, Shares		630,752
Stock-based compensation	473	473
Issuance of restricted stock awards, Shares		1,884,417
Net loss	(8,226)			(8,226)
Unrealized gain/loss on available-for-sale investments	(1)		(1)
Ending, Balance at Dec. 31, 2012	$ (1,441)	$ 369,919		$ (371,360)
Ending Balance, Shares at Dec. 31, 2012		251,346,385